Shareholder Report, Average Annual Return (Details) 197678_Rockefeller Climate Solutions Fund_Class A_TSR Annual {Class A}	12 Months Ended	52 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maxmimun 5.25% sales charge)
Average Annual Return, Percent	1.33%	2.08%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	6.95%	3.35%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	18.21%	9.70%